UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-4395

Legg Mason Partners Municipal Funds

(Exact name of registrant as specified in charter)

125 BROAD STREET, NEW YORK, NEW YORK 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

300 First Stamford Place, 2nd Floor

Stamford, Connecticut 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 203-703-7046

Date of fiscal year end: March 31

Date of reporting period: July 1, 2006–June 30, 2007

Item 1. Proxy Voting Record

The Registrant did not hold any voting securities and accordingly did not vote any proxies during the reporting period.

As part of a number of initiatives to restructure and streamline the Legg Mason Partners fund complex, Legg Mason Partners Intermediate-Term Municipals Fund (previously known as Legg Mason Partners Limited Term Municipals Fund), Legg Mason Partners New York Municipals Fund and Legg Mason Partners Pennsylvania Municipals Fund assumed the assets and liabilities of predecessor series with the same names effective April 16, 2007. On that date, each series became a series of Legg Mason Partners Income Trust. Prior thereto, each series was a series of Legg Mason Partners Municipal Funds. The Registrant is the successor issuer to Legg Mason Partners Municipal Funds and adopted the Registration Statement of Legg Mason Partners Municipal Funds effective April 16, 2007. The information in this filing relating to each series prior to April 16, 2007 refers to each series’ predecessor.

Effective April 16, 2007, Western Asset California Municipal Money Market Fund, Western Asset New York Municipal Money Market Fund and Western Asset Massachusetts Municipal Money Market Fund, previously known as California Money Market Portfolio, New York Money Market Portfolio and Massachusetts Money Market Portfolio, respectively, became series of Legg Mason Partners Money Market Trust. Their proxy voting records may be found under their current and former Registrants, Legg Mason Partners Money Market Trust and Legg Mason Partners Municipal Funds, respectively.

On February 2, 2007, Legg Mason Partners Florida Municipals Fund, Legg Mason Partners Georgia Municipals Fund and Legg Mason Partners National Municipals Fund merged into Legg Mason Partners Managed Municipals Fund, Inc. This filing contains each fund’s proxy voting record from July 1, 2006 up to the date of the merger.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Municipal Funds

By:

/s/ R. Jay Gerken

R. Jay Gerken

Chairman of the Board, President and Chief Executive Officer of

Legg Mason Partners Municipal Funds

Date: August 28, 2007